Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000247367 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247367 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247367 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247367 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247367 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000247367 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247367 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247367 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000247367 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247367 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247367 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247367 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247367 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247368 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247368 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247368 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000247368 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247368 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000247368 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000247368 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247368 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247368 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247368 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247368 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247368 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247368 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247369 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247369 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247369 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000247369 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247369 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000247369 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000247369 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247369 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247369 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247369 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247369 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247369 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247369 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258265 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000258265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258265 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000258265 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000258265 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000258265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000258265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000258265 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000258265 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000258265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259908 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000259908 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259908 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000259908 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259908 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259911 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259911 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259911 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000259911 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259911 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259910 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259910 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259910 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000259910 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259910 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247359 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247359 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247359 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247359 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000247359 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000247359 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247358 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247358 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247358 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247358 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000247358 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000247358 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247365 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000247365 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247365 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000247365 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	116.90%
C000247365 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000247365 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000247365 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000247365 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247365 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247364 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000247364 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247364 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000247364 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	116.90%
C000247364 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000247364 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000247364 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000247364 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247364 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247360 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247360 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247360 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247360 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000247360 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000247360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000247360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247360 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247360 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247360 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247361 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247361 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247361 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247361 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000247361 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000247361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000247361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247361 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247361 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000258279 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258279 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000258279 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000258279 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258279 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000258279 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000258279 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000258279 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000258279 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000258279 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258279 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000258279 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000258279 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258282 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258282 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258282 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000258282 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258282 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000258282 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000258282 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000258282 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000258282 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258282 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000258282 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258282 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258282 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258276 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000258276 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000258276 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000258276 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258276 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258277 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000258277 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000258277 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000258277 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258277 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258270 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258270 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258270 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258270 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000258270 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000258270 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258270 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000258270 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000258270 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258270 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258271 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258271 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258271 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258271 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000258271 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000258271 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258271 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000258271 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000258271 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258271 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258274 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258274 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258274 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258274 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000258274 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000258274 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258272 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258272 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258272 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000258272 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000258272 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000258272 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000258273 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258273 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000258273 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000258273 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000258268 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258268 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000258268 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000247362 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247362 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000247362 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000258280 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258280 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000258280 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000258280 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000258269 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258269 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000258269 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000258264 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258264 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000258264 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000258264 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000258267 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258267 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000258267 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	75.20%